Fees Summary	Sep. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,484,472.57
Previously Paid Amount	0.00
Total Fee Amount	619.31
Total Offset Amount	0.00
Net Fee	619.31
Narrative - Max Aggregate Offering Price	$ 4,484,472.57
Final Prospectus	true